Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Securities:
Held-to-maturity (fair value of $21,127 and $19,443)	$ 20,933
Loans (includes $21 and $ -, at fair value)	59,132	[1]	51,657	[1]
Allowance for loan losses	(191)		(210)
Goodwill	17,869		18,073
Intangible assets	4,127		4,452
Other assets (includes $______ and $1,728, at fair value)	20,490	[2]	20,566	[2]
Total assets	385,303	[2]	374,516	[2]
Deposits:
Long-term debt (includes $347 and $321, at fair value)	20,264		19,864
Total liabilities	346,600	[2]	336,006	[2]
Temporary equity
Redeemable noncontrolling interests	229		230
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 15,826 and 15,826 shares	1,562	[3]	1,562	[3]
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,290,222,821 and 1,268,036,220 shares	13		13
Additional paid-in capital	24,626		24,002
Retained earnings	17,683	[2]	15,952	[2]
Accumulated other comprehensive loss, net of tax	(1,634)		(892)
Less: Treasury stock of 171,995,262 and 125,786,430 common shares, at cost	(4,809)		(3,140)
Total The Bank of New York Mellon Corporation shareholders’ equity	37,441	[2]	37,497	[2]
Total permanent equity	38,474	[2],[4]	38,280	[2],[4],[5],[6],[7]
Total liabilities, temporary equity and permanent equity	385,303	[2]	374,516	[2]
Operations
Cash and due from:
Banks	6,970		6,460
Interest-bearing deposits with the Federal Reserve and other central banks	96,682		104,359
Interest-bearing deposits with banks	19,495		35,300
Federal funds sold and securities purchased under resale agreements	20,302		9,161
Securities:
Held-to-maturity (fair value of $21,127 and $19,443)	20,933		19,743
Available-for-sale	98,330		79,309
Total securities	119,263		99,052
Trading assets	9,881		12,098
Loans (includes $21 and $ -, at fair value)	59,132		51,657
Allowance for loan losses	(191)		(210)
Net loans	58,941		51,447
Premises and equipment	1,394		1,655
Accrued interest receivable	607		621
Goodwill	17,869		18,073
Intangible assets	4,127		4,452
Other assets (includes $______ and $1,728, at fair value)	20,490	[2]	20,566	[2]
Other assets	1,916		1,728
Total assets	376,021	[2]	363,244	[2]
Deposits:
Noninterest-bearing (principally U.S. offices)	104,240		95,475
Interest-bearing deposits in U.S. offices	53,236		56,640
Interest-bearing deposits in Non-U.S. offices	108,393		109,014
Total deposits	265,869		261,129
Federal funds purchased and securities sold under repurchase agreements	11,469		9,648
Trading liabilities	7,434		6,945
Payables to customers and broker-dealers	21,181		15,707
Commercial paper	0		96
Other borrowed funds	786		663
Accrued taxes and other expenses	6,903	[2]	6,996	[2]
Other liabilities	5,025	[2]	4,827	[2]
Long-term debt (includes $347 and $321, at fair value)	20,264		19,864
Other liabilities	451		503
Total liabilities	338,931	[2]	325,875	[2]
Investment Management funds
Securities:
Trading assets	8,678		10,397
Other assets	604		875
Subtotal assets of consolidated investment management funds, at fair value	9,282		11,272
Deposits:
Trading liabilities	7,660		10,085
Other liabilities	9		46
Subtotal liabilities of consolidated investment management funds, at fair value	7,669		10,131
Permanent equity
Nonredeemable noncontrolling interests of consolidated investment management funds	$ 1,033		$ 783

[1]	Net of unearned income of $866 million at Dec. 31, 2014 and $1,020 million at Dec. 31, 2013 primarily on domestic and foreign lease financings.
[2]	Prior year balances were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.
[4]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,935 million at Dec. 31, 2013 and $35,879 million at Dec. 31, 2014.
[5]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,346 million at Dec. 31, 2012 and $35,935 million at Dec. 31, 2013.
[6]	Retained earnings, total permanent equity and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[7]	Retained earnings and total permanent equity were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.